SCHEDULE OF RECONCILIATION OF INCOME TAX (PROVISION) BENEFIT (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. Statutory tax rate		21.00%	21.00%
State taxes, net of Federal benefit		6.00%	6.00%
Stock based compensation		4.30%	(1.50%)
Change in valuation reserve on deferred tax assets	100.00%	(28.80%)	(91.20%)
Termination of warrant derivative liabilities			57.00%
Contingent consideration for acquisition		(3.00%)	4.10%
Extinguishment of convertible debt		3.20%
Other, net		(2.70%)	4.60%
Income tax (provision) benefit